Other Intangible Assets, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	$ 1,998	$ 1,116	$ 437